Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Intangible Assets Net Excluding Goodwill [Abstract]
Intangible Assets, Net
7.	INTANGIBLE ASSETS, NET

The balance of intangible assets consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Computer software	3,757	4,394
License	780	780
Less: Accumulated amortization	(3,361)	(3,963)
Intangible assets, net	1,176	1,211

Amortization expenses were RMB848, RMB973 and RMB602 for the years ended December 31, 2018, 2019 and 2020, respectively.

7.	INTANGIBLE ASSETS, NET - continued

The intangible assets amortization expenses for each of the following fiscal years are as follows:

Amortization
RMB
2021	467
2022	368
2023	245
2024	131
2025	—
Total	1,211